CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 1,968,581	$ 301,697	¥ 2,374,518	¥ 2,469,451
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	463,175	70,985	299,504	192,749
Provision for accounts receivable and other receivables	144,661	22,170	261,882	106,652
Depreciation and amortization	51,780	7,936	57,712	42,162
Amortization of right-of-use asset and interest of leasing liabilities	44,653	6,843	49,373
Change in fair value of short term investments	(7,211)	(1,104)	13,028	(16,460)
Provision for investment	33,660	5,159
Loss (Gain) from disposal of investments	0	0	(10,614)
Change in fair value of investments	0	0		77
Net gain from investment in loans	(1,113,337)	(170,626)	(1,106,669)	(256,108)
Share-based compensation	42,169	6,463	42,260	50,319
Impairment of intangible assets	0	0	4,600
Changes in operating assets and liabilities:
Accounts receivable	(248,339)	(38,060)	(332,145)	(746,753)
Quality assurance receivable	2,493,090	382,083	(1,585,276)	(911,597)
Financial guarantee derivative assets and discretionary payment	0	0	56,287	(379,717)
Deferred tax assets	151,335	23,193	(6,977)	(27,705)
Amounts due from related parties	0	0	2,830	(2,830)
Contract assets	20,555	3,150	91,548	(59,019)
Prepaid expenses and other assets	353,383	54,157	(1,090,910)	(115,017)
Payable to platform customers	(581,177)	(89,069)	(220,404)	(208,932)
Quality assurance payable	0	0	956,774	1,756,535
Deferred guarantee income	(613,858)	(94,078)
Expected credit losses for quality assurance commitment	(1,202,520)	(184,294)
Payroll and welfare payable	44,304	6,790	(11,569)	31,423
Taxes payable	26,100	4,000	(96,803)	(32,042)
Contract liabilities	(52,281)	(8,012)	(109,741)	(97,080)
Amounts due to related party	(2,325)	(356)	4,309	(11,972)
Leasing liabilities	(45,682)	(7,001)	(51,370)
Deferred tax liabilities	14,816	2,271	98,858	84,124
Accrued expenses and other liabilities	221,377	33,927	93,473	16,696
Net cash provided by (used in) operating activities	2,206,909	338,224	(215,522)	1,884,956
Cash flows from investing activities:
Collection of loans originated and held by the Group	12,757,947	1,955,240	10,520,227	2,805,940
Investment in loans originated and held by the Group	(9,826,856)	(1,506,032)	(12,128,140)	(4,331,811)
Investment in convertible loan	0	0	(20,000)
Proceeds from disposal of investments	2,460	377	21,508
Purchase of investments	(36,829)	(5,644)	(803,691)	(155,286)
Proceeds from short-term investments	6,177,791	946,788	5,532,569	13,122,058
Purchase of short-term investments	(8,001,000)	(1,226,207)	(3,902,033)	(12,799,210)
Purchase of property, equipment and software	(11,017)	(1,688)	(48,659)	(83,584)
Acquisition of intangible assets	(21,000)	(3,218)		(5,120)
Net cash provided by (used in) investing activities	1,041,496	159,616	(828,219)	(1,447,013)
Cash flows from financing activities:
Cash received from short-term borrowings	0	0	235,000	87,010
Repayment of short-term borrowings	(235,000)	(36,015)	(25,000)	(63,685)
Cash paid for dividends	(263,569)	(40,394)	(390,715)
Repurchase of ordinary shares	(379,984)	(58,235)	(42,276)	(452,262)
Proceeds from exercise of share-based compensation plans	6,617	1,014	31,592	14,009
Capital injection from non-controlling interest	7,619	1,168		1,458
Net cash used in (provided by) financing activities	(3,091,279)	(473,759)	1,749,512	530,097
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(51,470)	(7,889)	11,253	41,977
Net increase in cash, cash equivalents and restricted cash	105,656	16,192	717,024	1,010,017
Cash, cash equivalents and restricted cash at beginning of year	6,010,745	921,187	5,293,721	4,283,704
Cash, cash equivalents and restricted cash at end of year	6,116,401	937,379	6,010,745	5,293,721
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including interest paid to investors of consolidated trusts	(268,182)	(41,101)	(94,957)	(58,312)
Cash paid for income taxes	(367,004)	(56,246)	(145,825)	(180,233)
Supplemental disclosure of non-cash investing and financing activities
Payable for purchase of property, equipment and software	607	93	292	917
Payable for purchase of intangible assets	5,000	766
Payable for repurchase of ordinary shares	9,784	1,499	4,897
Receivable from exercise of share-based compensation plans	4,668	715	3,938	788
Consolidated Trust [Member]
Cash flows from financing activities:
Cash received from investors	766,160	117,419	3,437,160	1,183,580
Cash paid to investors	(2,993,122)	(458,716)	(1,488,301)	(192,840)
Cash paid for repurchase of preferential beneficiaries of consolidated trusts	¥ 0	$ 0	¥ (7,948)	¥ (47,173)